Summary of significant accounting policies (Details Textual)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash Minimum Balance Maintain Percentage	19.00%
Foreign Currency Exchange Rate, Translation	0.1440	0.1541
Value Added Tax Description	The Company is subject to VAT for selling merchandise. The applicable VAT rate is 13% or 17% (depending on the type of goods involved) for products sold in the PRC.
Foreign Currency Average Exchange Rate Translation	0.1506	0.1606
Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	72.00%	68.00%